INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of useful life of intangible assets

	December 31,
	2024	2023
Cost:

Technology	$28,819	$28,819
Customer relations	17,603	17,603
Non-Competition agreement	127	127
Customer data	12,043	12,043
Domain	552	552
Other intangible assets	291	291

	59,435	59,435

Less - accumulated amortization	37,294	31,425

Intangible assets, net	$22,141	$28,010

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense

2025	$4,826
2026	4,243
2027	4,195
2028	3,603
2029	2,026
Thereafter	3,248

$22,141

Schedule of amortization expense related to intangible assets included in consolidated statements of comprehensive loss

	December 31,
	2024	2023	2022

Cost of revenues	$2,669	$2,669	$2,968
Selling and marketing	3,196	3,281	3,274
General and administrative	4	4	4

	$5,869	$5,954	$6,246